SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,	As of December 31,
	2020	2021
	RMB	RMB
Assets:
Cash and cash equivalents	1,501,733	1,436,350
Term deposits	135,000	85,000
Investment in marketable securities	—	78,725
Accounts receivable, net	9,888	79,605
Other receivables, net	68,742	34,439
Loan receivables, net	221,200	234,750
Amounts due from related parties	—	41,750
Prepaid expenses and other assets	740,959	705,528
Contracts assets, net	10,374	—
Long‑term investments, net	491,510	490,314
Operating lease right-of-use assets, net	18,611	10,602
Property, equipment and software, net	51,701	32,593
Goodwill, net	72,304	72,304
Intangible assets, net	40,187	37,386
Total assets	3,362,209	3,339,346
Liabilities:
Deferred revenue	81,246	46,175
Payroll and welfare payable	29,152	12,054
Income taxes payable	224,533	255,618
Accrued expenses and other liabilities	238,170	138,144
Operating lease liabilities	19,100	9,700
Amounts due to related parties	24,146	23,967
Deferred tax liabilities	5,742	5,041
Total liabilities	622,089	490,699

	For the years ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	4,305,272	1,145,210	701,329
Net income (loss)	(1,551,509)	(1,479,883)	(154,732)

	For the years ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(439,357)	(753,416)	1,014,571
Net cash used in investing activities	(1,315,875)	(511,832)	(51,410)
Net cash provided by (used in) financing activities	(5,188)	—	3,305

Schedule of disaggregation by types of revenues and revenue by product offerings

	Loan	Post
	facilitation	origination	Sales	Technical	Other
2019	services	services	income	services	revenues	Total
	RMB	RMB		RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	1,698,133	269,718	—	—	—	1,967,851
Non-revolving loan products	104,611	30,226	—	—	—	134,837
Direct lending program revenue	1,675,153	304,788	—	—	—	1,979,941
Other revenue	—	—	114,192	—	228,142	342,334
Total	3,477,897	604,732	114,192	—	228,142	4,424,963

	Loan	Post
	facilitation	origination	Sales	Technical	Other
2020	services	services	income	services	revenues	Total
	RMB	RMB		RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	26,376	203,748	—	—	—	230,124
Non‑revolving loan products	84,485	202,097	—	—	—	286,582
Direct lending program revenue	66,286	453,257	—	—	—	519,543
Other revenue	—	—	5,667	38,313	175,776	219,756
Total	177,147	859,102	5,667	38,313	175,776	1,256,005

	Loan	Post
	facilitation	origination	Sales	Technical	Other
2021	services	services	income	services	revenues	Total
	RMB	RMB		RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	—	30,604	—	—	—	30,604
Non‑revolving loan products	—	—	—	—	—	—
Direct lending program revenue	—	9,178	—	—	—	9,178
Other revenue	—	—	202,960	417,566	101,143	721,669
Total	—	39,782	202,960	417,566	101,143	761,451

	December 31,	December 31,	December 31,
	2019	2020	2021
Loan product revenue	3,590,693	847,576	—
Wealth management product revenue	573,355	188,673	39,782
Sales income	114,192	5,667	202,960
Technical services	—	38,313	417,566
Others	146,723	175,776	101,143
Total	4,424,963	1,256,005	761,451

Schedule of contract assets

	December 31,	December 31,
	2020	2021
	RMB	RMB
Contract assets from loan facilitation services and post origination services	25,123	18,131
Less: Allowance for loss for collectability	(14,749)	(18,131)
Total	10,374	—

Schedule of movement of allowance for loss for contract assets

	December 31,	December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	2,255	14,749
Provision/(Reversal) for doubtful contract assets	18,605	3,382
Write-offs	(6,111)	—
Balance at end of the year	14,749	18,131

Schedule of movement of allowance for credit losses

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2019	1,433,449	36,773	615,592	2,085,814
Adoption of new accounting standard	—	3,117	8,420	11,537
Provision for doubtful accounts	13,545	—	315,205	328,750
Write-off	—	(22,494)	(609,853)	(632,347)
Balance at December 31, 2020	1,446,994	17,396	329,364	1,793,754
Provision for doubtful accounts	—	—	23,979	23,979
Reversal	(2,994)	(3,026)	(2,918)	(8,938)
Write-off	—	(14,279)	(320,944)	(335,223)
Balance at December 31, 2021	1,444,000	91	29,481	1,473,572

Refer to Note 4 Loan Receivables for further information on allowance for loan receivables and Note 5 Prepaid expenses and other assets for further information on allowance forprepaid expenses and other assets.

Schedule of estimated useful lives of property and equipment

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful lives